CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)		12 Months Ended
	Sep. 22, 2017	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT)
Conversion of Series A Convertible Preferred Stock and Series A-1 Junior Preferred Stock into common stock	0.109051	0.109051